Leases (right of use assets and lease liabilities) - Schedule of right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	€ 48,285	€ 43,374
Lease liabilities, beginning period	56,822	52,088
Right-of-use assets, ending period	41,603	48,285
Lease liabilities, ending period	53,574	56,822
Total assets
Disclosure of quantitative information about right-of-use assets [line items]
Additions	1,629	7,874
Amortization	(3,103)	(2,784)
Impairment charge	(4,178)
Revaluation due to variable payments	859	202
Termination of contracts	(32)	(41)
Lease payments	0	0
Interest expenses	0	0
Exchange rate differences	(1,857)	(339)
Land, buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	47,993	43,121
Additions	1,482	7,642
Amortization	(2,944)	(2,628)
Impairment charge	(4,178)
Revaluation due to variable payments	859	199
Termination of contracts	0	0
Lease payments	0	0
Interest expenses	0	0
Exchange rate differences	(1,847)	(341)
Right-of-use assets, ending period	41,365	47,993
Manufacturing and laboratory equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	15	37
Additions	0	0
Amortization	(15)	(22)
Impairment charge	0
Revaluation due to variable payments	0	0
Termination of contracts	0	0
Lease payments	0	0
Interest expenses	0	0
Exchange rate differences	0	0
Right-of-use assets, ending period	0	15
Furniture, fittings and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	278	216
Additions	147	231
Amortization	(145)	(135)
Impairment charge	0
Revaluation due to variable payments	0	3
Termination of contracts	(32)	(41)
Lease payments	0	0
Interest expenses	0	0
Exchange rate differences	(10)	3
Right-of-use assets, ending period	238	278
Lease Liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Additions	1,629	7,873
Amortization	0	0
Impairment charge	0
Revaluation due to variable payments	859	202
Termination of contracts	0	(44)
Lease payments	(3,900)	(3,601)
Interest expenses	833	802
Exchange rate differences	€ (2,669)	€ (496)